Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Short Term Bank Borrowings and Current Installments of Long Term Debt [Table Text Block]
Short-term borrowings and current instalments of long-term debt consist of the following:

	Year ended December 31,
	2014	2015
	RMB	RMB	US$

Guaranteed by bank deposits	212,807	—	—
Guaranteed by related parties	4,671,486	3,871,241	597,617
Guaranteed by property, plant and equipment	950,139	1,805,607	278,738
Guaranteed by accounts receivable	446,788	128,917	19,901
Unsecured loans	535,369	711,793	109,882
Current portion of long-term debt (note 10(b))	1,102,120	849,625	131,159
Current portion of medium-term notes (note (11))	2,193,346	1,757,000	271,234
Total short-term borrowings and current portion of long-term debt	10,112,055	9,124,183	1,408,531

Schedule of Long-term Debt Instruments [Table Text Block]
	Year ended December 31,
	2014	2015
	RMB	RMB	US$
Long-term debt and medium-term notes:
Secured loans from China Development Bank	3,057,179	2,888,287	445,875
Unsecured loans	—	—	—
Guaranteed by related parties	248,667	45,000	6,947
Secured by multiple assets	379,599	322,236	49,744
Medium-term notes (note (11))	3,906,654	2,057,000	317,546
Borrowings from other third parties:
Guaranteed by property, plant and equipment	274,828	—	—
	7,866,927	5,312,523	820,112
Less: current portion	(3,295,466)	(2,606,625)	(402,393)
Total long-term debt and medium-term notes	4,571,461	2,705,898	417,719

Schedule of Maturities of Long-term Debt [Table Text Block]
Future principal payments under the above long-term borrowings as of December 31, 2015 are as follows

Year ended December 31,	RMB	US$
2016	2,606,625	402,393
2017	747,922	115,459
2018	771,325	119,072
2019	787,751	121,608
2020	96,900	14,959
Thereafter	2,000	309
Total	5,012,523	773,800